CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT - USD ($)	Class A common stock Subject to possible Redemption Common stock	Class A common stock Subject to possible Redemption	Class A common stock Common stock	Class A common stock	Class B common stock Common stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2021			$ 0		$ 575	$ 0	$ (24,256,277)	$ (24,255,702)
Balance at the beginning (in shares) at Dec. 31, 2021					5,750,000
Temporary Equity, Balance at the beginning at Dec. 31, 2021	$ 234,600,690	$ 234,600,690
Temporary Equity, Balance at the beginning (in shares) at Dec. 31, 2021	23,000,000
Remeasurement of Class A common stock subject to possible redemption	$ 3,383,823	3,383,823					(3,383,823)	(3,383,823)
Net (loss) income							18,132,948	18,132,948
Balance at the ending at Dec. 31, 2022					$ 575		(1,457,152)	(1,456,577)
Balance at the ending (in shares) at Dec. 31, 2022					5,750,000
Temporary Equity, Balance at the ending at Dec. 31, 2022	$ 237,984,513	$ 237,984,513
Temporary Equity, Balance at the ending (in shares) at Dec. 31, 2022	23,000,000	23,000,000
Accumulated Deficit, Gain on Waiver of Deferred Underwriting Fees							8,050,000	8,050,000
Remeasurement of Class A common stock subject to possible redemption	$ 2,525,300						(2,525,300)	(2,525,300)
Net (loss) income							1,184,465	1,184,465
Balance at the ending at Mar. 31, 2023					$ 575		(2,797,987)	(2,797,412)
Balance at the ending (in shares) at Mar. 31, 2023	23,000,000				5,750,000
Temporary Equity, Balance at the ending at Mar. 31, 2023	$ 240,509,813
Balance at the beginning at Dec. 31, 2022					$ 575		(1,457,152)	(1,456,577)
Balance at the beginning (in shares) at Dec. 31, 2022					5,750,000
Temporary Equity, Balance at the beginning at Dec. 31, 2022	$ 237,984,513	$ 237,984,513
Temporary Equity, Balance at the beginning (in shares) at Dec. 31, 2022	23,000,000	23,000,000
Trust Account withdrawal for tax payments	$ (460,000)						460,000	460,000
Balance at the ending at Jun. 30, 2023	$ 45,219,364		$ 420		$ 155		(3,157,987)	(3,157,412)
Balance at the ending (in shares) at Jun. 30, 2023	4,150,065		4,200,000		1,550,000
Balance at the beginning at Dec. 31, 2022					$ 575		(1,457,152)	(1,456,577)
Balance at the beginning (in shares) at Dec. 31, 2022					5,750,000
Temporary Equity, Balance at the beginning at Dec. 31, 2022	$ 237,984,513	$ 237,984,513
Temporary Equity, Balance at the beginning (in shares) at Dec. 31, 2022	23,000,000	23,000,000
Remeasurement of Class A common stock subject to possible redemption								(6,120,704)
Net (loss) income								2,831,194
Balance at the ending at Sep. 30, 2023			$ 420		$ 155	335,986	(4,048,919)	(3,712,358)
Balance at the ending (in shares) at Sep. 30, 2023	4,150,065		4,200,000		1,550,000
Temporary Equity, Balance at the ending at Sep. 30, 2023	$ 44,122,831
Balance at the beginning at Dec. 31, 2022					$ 575		(1,457,152)	(1,456,577)
Balance at the beginning (in shares) at Dec. 31, 2022					5,750,000
Temporary Equity, Balance at the beginning at Dec. 31, 2022	$ 237,984,513	$ 237,984,513
Temporary Equity, Balance at the beginning (in shares) at Dec. 31, 2022	23,000,000	23,000,000
Sponsor conversion of Class B common stock			$ 420		$ (420)
Sponsor conversion of Class B common stock (in shares)			4,200,000		(4,200,000)
Sponsor capital contribution for non-redemption agreements						934,906		934,906
Sponsor cash capital contribution						800,000		800,000
Redemption of Class A common stock	$ (197,694,657)			$ (197,694,657)
Redemption of Class A common stock (in shares)	(18,849,935)
Excise tax liability							(1,976,947)	(1,976,947)
Trust Account withdrawal for tax payments	$ (2,287,729)						2,287,729	2,287,729
Remeasurement of Class A common stock subject to possible redemption	6,707,678	$ 6,707,678				(973,935)	(5,733,743)	(6,707,678)
Net (loss) income							2,729,602	2,729,602
Balance at the ending at Dec. 31, 2023			$ 420		$ 155	760,971	(4,150,511)	(3,388,965)
Balance at the ending (in shares) at Dec. 31, 2023			4,200,000		1,550,000
Temporary Equity, Balance at the ending at Dec. 31, 2023	$ 44,709,805	$ 44,709,805
Temporary Equity, Balance at the ending (in shares) at Dec. 31, 2023	4,150,065	4,150,065
Balance at the beginning at Mar. 31, 2023					$ 575		(2,797,987)	(2,797,412)
Balance at the beginning (in shares) at Mar. 31, 2023	23,000,000				5,750,000
Temporary Equity, Balance at the beginning at Mar. 31, 2023	$ 240,509,813
Sponsor conversion of Class B common stock			$ 420		$ (420)
Sponsor conversion of Class B common stock (in shares)			4,200,000		(4,200,000)
Sponsor capital contribution for non-redemption agreements						386,961		386,961
Redemption of Class A common stock	$ (197,694,657)
Redemption of Class A common stock (in shares)	(18,849,935)
Remeasurement of Class A common stock subject to possible redemption	$ 2,864,208					(386,961)	(2,477,247)	(2,864,208)
Net (loss) income							1,657,247	1,657,247
Balance at the ending at Jun. 30, 2023	$ 45,219,364		$ 420		$ 155		(3,157,987)	(3,157,412)
Balance at the ending (in shares) at Jun. 30, 2023	4,150,065		4,200,000		1,550,000
Sponsor capital contribution for non-redemption agreements						135,986		135,986
Sponsor cash capital contribution						200,000		200,000
Excise tax liability							(1,976,947)	(1,976,947)
Trust Account withdrawal for tax payments	$ (1,827,729)						1,827,729	1,827,729
Remeasurement of Class A common stock subject to possible redemption	$ 731,196						(731,196)	(731,196)
Net (loss) income							(10,518)	(10,518)
Balance at the ending at Sep. 30, 2023			$ 420		$ 155	335,986	(4,048,919)	(3,712,358)
Balance at the ending (in shares) at Sep. 30, 2023	4,150,065		4,200,000		1,550,000
Temporary Equity, Balance at the ending at Sep. 30, 2023	$ 44,122,831
Balance at the beginning at Dec. 31, 2023			$ 420		$ 155	760,971	(4,150,511)	(3,388,965)
Balance at the beginning (in shares) at Dec. 31, 2023			4,200,000		1,550,000
Temporary Equity, Balance at the beginning at Dec. 31, 2023	44,709,805	$ 44,709,805
Sponsor capital contribution for non-redemption agreements						274,973		274,973
Sponsor cash capital contribution						235,647		235,647
Redemption of Class A common stock	$ (32,214,591)
Redemption of Class A common stock (in shares)	(2,986,952)
Excise tax liability							(322,145)	(322,145)
Trust Account withdrawal for tax payments	$ (489,119)						489,119	489,119
Remeasurement of Class A common stock subject to possible redemption	559,907					(559,907)		(559,907)
Net (loss) income							261,607	261,607
Balance at the ending at Mar. 31, 2024	$ 12,566,002		$ 420		$ 155	711,684	(3,721,930)	(3,009,671)
Balance at the ending (in shares) at Mar. 31, 2024	1,163,113		4,200,000		1,550,000
Balance at the beginning at Dec. 31, 2023			$ 420		$ 155	760,971	(4,150,511)	(3,388,965)
Balance at the beginning (in shares) at Dec. 31, 2023			4,200,000		1,550,000
Temporary Equity, Balance at the beginning at Dec. 31, 2023	$ 44,709,805	$ 44,709,805
Temporary Equity, Balance at the beginning (in shares) at Dec. 31, 2023	4,150,065	4,150,065
Redemption of Class A common stock		$ (32,214,591)
Remeasurement of Class A common stock subject to possible redemption		889,022						(889,022)
Net (loss) income								(1,739,275)
Balance at the ending at Sep. 30, 2024			$ 420		$ 155	700,150	(5,722,812)	(5,022,087)
Balance at the ending (in shares) at Sep. 30, 2024	1,163,113		4,200,000		1,550,000
Temporary Equity, Balance at the ending at Sep. 30, 2024	$ 12,895,117	$ 12,895,117
Temporary Equity, Balance at the ending (in shares) at Sep. 30, 2024		1,163,113
Balance at the beginning at Mar. 31, 2024	$ 12,566,002		$ 420		$ 155	711,684	(3,721,930)	(3,009,671)
Balance at the beginning (in shares) at Mar. 31, 2024	1,163,113		4,200,000		1,550,000
Sponsor cash capital contribution						97,581		97,581
Remeasurement of Class A common stock subject to possible redemption	$ 163,615					(163,615)		(163,615)
Net (loss) income							(504,984)	(504,984)
Balance at the ending at Jun. 30, 2024			$ 420		$ 155	645,650	(4,226,914)	(3,580,689)
Balance at the ending (in shares) at Jun. 30, 2024	1,163,113		4,200,000		1,550,000
Temporary Equity, Balance at the ending at Jun. 30, 2024	$ 12,729,617
Sponsor cash capital contribution						220,000		220,000
Remeasurement of Class A common stock subject to possible redemption	$ 165,500					(165,500)		(165,500)
Net (loss) income							(1,495,898)	(1,495,898)
Balance at the ending at Sep. 30, 2024			$ 420		$ 155	$ 700,150	$ (5,722,812)	$ (5,022,087)
Balance at the ending (in shares) at Sep. 30, 2024	1,163,113		4,200,000		1,550,000
Temporary Equity, Balance at the ending at Sep. 30, 2024	$ 12,895,117	$ 12,895,117
Temporary Equity, Balance at the ending (in shares) at Sep. 30, 2024		1,163,113